PROVISIONS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
PROVISIONS
Balance at beginning of the year	¥ 43,713	¥ 42,438	¥ 42,007
Provision for the year	2,163	1,563	1,408
Accretion expenses	1,135	1,343	1,418
Decrease for the year	(6,435)	(1,490)	(2,439)
Exchange adjustments	(81)	(141)	44
Balance at end of the year	¥ 40,495	¥ 43,713	¥ 42,438